Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
August 31, 2026
SO-NPRT3-1026
1.805748.122
Common Stocks - 97.2%
	Shares	Value ($)
BERMUDA - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
Marex Group Ltd	272,400	19,743,552
CANADA - 2.6%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear Inc (b)	366,400	19,111,119
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc	489,700	15,730,325
Imperial Oil Ltd	80,700	10,605,504
TOTAL ENERGY		26,335,829
Financials - 0.3%
Capital Markets - 0.3%
Onex Corp Subordinate Voting Shares	81,000	6,597,706
Industrials - 0.6%
Ground Transportation - 0.3%
TFI International Inc	63,200	8,491,723
Machinery - 0.3%
ATS Corp (a)	375,600	7,241,266
TOTAL INDUSTRIALS		15,732,989
TOTAL CANADA		67,777,643
FRANCE - 0.7%
Communication Services - 0.3%
Media - 0.3%
JCDecaux SE	267,700	7,325,909
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA	472,300	10,274,408
TOTAL FRANCE		17,600,317
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	56,300	5,720,643
HONG KONG - 0.3%
Financials - 0.3%
Insurance - 0.3%
Prudential PLC	646,519	8,793,374
ISRAEL - 0.6%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	274,200	9,884,910
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd (a)(b)	77,100	6,804,075
TOTAL ISRAEL		16,688,985
ITALY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	206,300	6,091,338
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	530,000	7,719,920
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	502,000	12,563,621
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	71,000	11,941,490
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	176,500	5,413,141
UNITED KINGDOM - 0.6%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	271,600	10,022,494
Financials - 0.2%
Banks - 0.2%
Lloyds Banking Group PLC	4,005,500	5,905,437
TOTAL UNITED KINGDOM		15,927,931
UNITED STATES - 89.7%
Communication Services - 1.1%
Media - 1.1%
Nexstar Media Group Inc	105,100	19,141,863
Omnicom Group Inc	110,200	9,645,806
TOTAL COMMUNICATION SERVICES		28,787,669
Consumer Discretionary - 9.3%
Automobile Components - 0.8%
Aptiv PLC (a)	209,700	9,386,172
Patrick Industries Inc	140,511	11,482,559
		20,868,731
Distributors - 1.2%
Genuine Parts Co	178,300	24,189,961
LKQ Corp	327,800	8,227,780
		32,417,741
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions Inc (a)	228,500	16,950,130
Driven Brands Holdings Inc (a)	1,338,400	16,622,928
		33,573,058
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings Inc	70,900	14,115,481
Carnival Corp Ltd	833,100	19,902,759
Churchill Downs Inc	152,900	13,375,692
Hilton Grand Vacations Inc (a)	247,500	10,496,475
		57,890,407
Household Durables - 1.3%
Mohawk Industries Inc (a)	107,700	13,812,525
Somnigroup International Inc	300,245	19,440,864
		33,253,389
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares	142,900	8,822,795
Brunswick Corp/DE	135,700	10,299,630
Mattel Inc (a)(b)	435,600	6,512,220
		25,634,645
Specialty Retail - 1.4%
Bath & Body Works Inc	685,200	13,190,100
Lithia Motors Inc	45,700	16,786,524
Upbound Group Inc	388,800	7,115,040
		37,091,664
Textiles, Apparel & Luxury Goods - 0.1%
Samsonite Group SA (c)(d)	2,877,300	4,478,316
TOTAL CONSUMER DISCRETIONARY		245,207,951
Consumer Staples - 2.9%
Beverages - 0.8%
Keurig Dr Pepper Inc	669,100	21,317,526
Consumer Staples Distribution & Retail - 0.5%
Performance Food Group Co (a)	152,600	15,133,342
Food Products - 0.8%
Darling Ingredients Inc (a)	297,822	19,736,664
Household Products - 0.8%
Kimberly-Clark Corp (b)	191,200	20,640,040
TOTAL CONSUMER STAPLES		76,827,572
Energy - 5.0%
Energy Equipment & Services - 2.1%
Baker Hughes Co Class A	164,600	10,460,330
Expro Ltd	699,900	12,682,188
Noble Corp PLC (b)	284,400	13,034,052
Weatherford International PLC	181,200	17,715,924
		53,892,494
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	49,800	14,526,162
Delek US Holdings Inc	170,000	12,637,800
Marathon Petroleum Corp	30,000	11,199,600
Sunococorp LLC	225,200	17,498,040
Targa Resources Corp	72,600	21,318,990
		77,180,592
TOTAL ENERGY		131,073,086
Financials - 15.5%
Banks - 1.9%
East West Bancorp Inc	82,073	10,411,781
First Citizens BancShares Inc/NC Class A (b)	5,800	12,553,520
Pinnacle Financial Partners Inc	209,600	20,953,712
Western Alliance Bancorp	92,900	7,258,277
		51,177,290
Capital Markets - 3.0%
Ares Management Corp Class A	99,200	14,202,464
BGC Group Inc Class A	887,800	10,662,478
Charles Schwab Corp/The	127,900	14,045,978
LPL Financial Holdings Inc	64,400	23,836,694
Raymond James Financial Inc	85,400	15,215,718
		77,963,332
Consumer Finance - 2.7%
Capital One Financial Corp	66,500	14,264,915
Credit Acceptance Corp (a)(b)	13,100	7,856,594
Enova International Inc (a)	38,700	8,774,064
EZCORP Inc Class A (a)	414,900	13,409,568
OneMain Holdings Inc	203,000	12,679,380
SLM Corp (b)	495,084	12,857,331
		69,841,852
Financial Services - 5.0%
Apollo Global Management Inc	194,600	26,578,469
Corebridge Financial Inc	448,400	14,590,936
Corpay Inc (a)	56,900	23,004,670
Fiserv Inc (a)	304,300	16,222,233
Global Payments Inc	162,100	14,759,205
Remitly Global Inc (a)	471,000	12,594,540
Shift4 Payments Inc Class A (a)(b)	313,600	13,259,008
WEX Inc (a)	57,800	11,015,524
		132,024,585
Insurance - 2.9%
Arthur J Gallagher & Co	49,700	13,028,855
First American Financial Corp	220,948	16,332,476
Globe Life Inc	57,000	9,842,190
Primerica Inc	2,326	669,073
Reinsurance Group of America Inc	99,833	24,562,911
Ryan Specialty Holdings Inc Class A (b)	270,400	11,405,472
		75,840,977
TOTAL FINANCIALS		406,848,036
Health Care - 12.7%
Biotechnology - 0.6%
Moderna Inc (a)	117,200	16,447,848
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp (a)	225,600	10,896,480
GE HealthCare Technologies Inc	338,000	24,075,740
QuidelOrtho Corp (a)	937,000	13,520,910
Solventum Corp (a)	229,600	20,907,376
		69,400,506
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (a)(b)	507,900	13,997,724
AdaptHealth Corp (a)(b)	1,606,000	8,977,540
Cencora Inc	37,800	12,232,080
Cigna Group/The	56,400	15,570,912
CVS Health Corp	109,700	10,301,927
Humana Inc	49,100	18,816,593
LifeStance Health Group Inc (a)	149,700	1,850,292
Molina Healthcare Inc (a)	46,400	9,222,928
PACS Group Inc (a)	437,400	18,506,394
Tenet Healthcare Corp (a)	53,900	14,332,549
		123,808,939
Health Care Technology - 1.0%
Waystar Holding Corp (a)(b)	959,700	25,124,946
Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories Inc Class A (a)	32,000	12,355,840
Fortrea Holdings Inc (a)	566,200	10,401,094
ICON PLC (a)	96,400	15,905,036
IQVIA Holdings Inc (a)	63,500	16,585,565
Sotera Health Co (a)	748,600	14,148,540
		69,396,075
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	52,600	13,185,768
Perrigo Co PLC (b)	295,600	4,327,584
Viatris Inc	679,900	11,225,149
		28,738,501
TOTAL HEALTH CARE		332,916,815
Industrials - 23.3%
Aerospace & Defense - 0.7%
Textron Inc	228,500	18,407,960
Air Freight & Logistics - 1.7%
FedEx Corp	29,900	9,789,260
Forward Air Corp Class Common Stock (a)	341,100	5,798,700
GXO Logistics Inc (a)	354,800	16,934,604
United Parcel Service Inc Class B	121,600	12,674,368
		45,196,932
Building Products - 3.2%
Allegion plc	102,900	15,975,225
Griffon Corp	102,300	9,962,997
Hayward Holdings Inc (a)	1,217,600	17,107,280
Masterbrand Inc (a)(b)	1,513,300	12,484,725
Resideo Technologies Inc (a)	851,100	16,477,296
UFP Industries Inc	139,800	11,815,896
		83,823,419
Commercial Services & Supplies - 2.9%
Brink's Co/The	150,400	16,383,072
Copart Inc (a)	422,200	13,928,378
HNI Corp	489,462	23,704,645
Onterris Inc (a)(b)	571,400	9,553,808
Vestis Corp (a)	1,023,400	12,802,734
		76,372,637
Construction & Engineering - 1.7%
AECOM	356,400	24,032,052
Centuri Holdings Inc (a)	543,100	11,084,671
WillScot Holdings Corp	509,000	10,536,300
		45,653,023
Electrical Equipment - 1.0%
Acuity Inc	47,600	15,793,204
Regal Rexnord Corp	61,800	9,792,210
		25,585,414
Ground Transportation - 0.6%
U-Haul Holding Co Class N	260,600	15,550,002
Machinery - 4.8%
Allison Transmission Holdings Inc	141,700	17,813,107
Gates Industrial Corp Ltd	508,600	13,009,988
JBT Marel Corp	114,100	13,334,867
Middleby Corp/The (a)	72,100	7,991,564
Mueller Industries Inc	226,000	14,104,660
Oshkosh Corp	113,000	17,414,430
Otis Worldwide Corp	175,300	12,469,089
Pentair PLC	173,500	10,489,810
Terex Corp	282,900	17,966,979
		124,594,494
Marine Transportation - 0.5%
Matson Inc	56,600	12,724,245
Passenger Airlines - 0.8%
Delta Air Lines Inc	278,300	21,707,400
Professional Services - 3.9%
Amentum Holdings Inc (a)	695,800	13,909,042
ExlService Holdings Inc (a)	437,500	16,660,000
First Advantage Corp (a)(b)	542,832	11,410,329
KBR Inc	555,200	20,820,000
SS&C Technologies Holdings Inc	280,500	23,273,085
TransUnion	166,700	14,154,497
		100,226,953
Trading Companies & Distributors - 1.5%
Core & Main Inc Class A (a)	259,500	11,148,120
Herc Holdings Inc	132,191	20,137,977
McGrath RentCorp	79,700	8,961,468
		40,247,565
TOTAL INDUSTRIALS		610,090,044
Information Technology - 7.7%
Electronic Equipment, Instruments & Components - 2.5%
ADI Global Distribution Inc	311,850	6,820,160
Arrow Electronics Inc (a)	64,600	13,206,178
Avnet Inc	182,500	16,344,700
Sanmina Corp (a)	82,000	16,131,040
TD SYNNEX Corp	47,300	11,959,805
		64,461,883
IT Services - 0.9%
EPAM Systems Inc (a)	87,400	10,298,342
GoDaddy Inc Class A (a)	125,900	12,323,092
		22,621,434
Semiconductors & Semiconductor Equipment - 0.7%
Axcelis Technologies Inc (a)	69,200	7,980,836
Skyworks Solutions Inc (b)	184,000	12,329,840
		20,310,676
Software - 1.8%
Gen Digital Inc	720,200	22,326,200
Intuit Inc	52,200	18,755,460
Octave Intelligence PLC Class B	322,000	6,440,000
		47,521,660
Technology Hardware, Storage & Peripherals - 1.8%
Western Digital Corp	105,300	47,442,915
TOTAL INFORMATION TECHNOLOGY		202,358,568
Materials - 2.9%
Chemicals - 1.8%
Corteva Inc	242,600	20,531,238
Mosaic Co/The	388,100	9,360,972
Scotts Miracle-Gro Co/The (b)	259,800	15,536,040
		45,428,250
Construction Materials - 1.1%
CRH PLC	130,300	12,285,987
James Hardie Industries PLC (a)	593,000	17,618,030
		29,904,017
TOTAL MATERIALS		75,332,267
Real Estate - 4.9%
Health Care REITs - 1.1%
Welltower Inc	122,700	28,986,648
Real Estate Management & Development - 1.6%
Compass Inc Class A (a)	1,663,500	17,566,560
Jones Lang LaSalle Inc (a)	70,400	25,757,248
		43,323,808
Retail REITs - 0.7%
Macerich Co/The	796,400	18,810,968
Specialized REITs - 1.5%
Equinix Inc	13,400	14,026,048
Iron Mountain Inc	213,000	24,569,550
		38,595,598
TOTAL REAL ESTATE		129,717,022
Utilities - 4.4%
Electric Utilities - 2.8%
Constellation Energy Corp	49,100	13,491,207
NRG Energy Inc	132,600	14,601,912
PG&E Corp	1,439,900	19,107,473
Xcel Energy Inc	344,300	26,060,067
		73,260,659
Gas Utilities - 0.6%
UGI Corp	432,300	16,621,935
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	92,400	12,692,988
Multi-Utilities - 0.5%
Sempra	165,000	13,480,500
TOTAL UTILITIES		116,056,082
TOTAL UNITED STATES		2,355,215,112
TOTAL COMMON STOCKS (Cost $2,202,057,057)		2,551,197,067

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	75,494,228	75,509,326
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	82,412,911	82,421,153
TOTAL MONEY MARKET FUNDS (Cost $157,927,809)			157,930,479

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $2,359,984,866)	2,709,127,546
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(83,378,216)
NET ASSETS - 100.0%	2,625,749,330

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,891,457 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,891,457 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $36,189,340.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	7,912,831	533,765,163	466,172,687	642,249	1,349	2,670	75,509,326	75,494,228
Fidelity Securities Lending Cash Central Fund	29,395,279	525,131,281	472,104,287	250,766	(1,120)	-	82,421,153	82,412,911
	37,308,110	1,058,896,444	938,276,974	893,015	229	2,670	157,930,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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